UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Sigma Investment Management Company
Address: 	121 SW Morrison Street
		Suite 800

		Portland, OR 97204



13F File Number:  28-14865

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      	Jim Van Horn
Title:     	COO/CCO
Phone:     	(503) 419-3938

Signature, Place, and Date of Signing:

     /s/	Jim Van Horn	Portland, OR	February 11, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $126,916 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
International Business Machine COM              459200101        8       40 SH       SOLE                       40
                                                               215     1120 SH       OTHER                                      1120
US Bancorp Del New             COM              902973304      254     7962 SH       SOLE                     7962
                                                                19      609 SH       OTHER                                       609
SPDR Select Sector-Consumer Di ETF              81369y407     5044   106321 SH       SOLE                   105023              1298
SPDRs                          ETF              78462F103      300     2109 SH       SOLE                     2109
Schwab U.S. Broad Market ETF   ETF              808524102      256     7432 SH       SOLE                     7432
Vanguard Dividend Appreciation ETF              921908844     1664    27929 SH       SOLE                    27929
Vanguard Large Cap ETF         ETF              922908637      442     6776 SH       SOLE                     6776
iRussell 1000 Index            ETF              464287622    29244   369474 SH       SOLE                   368453              1021
iRussell 3000 Index            ETF              464287689     2015    23790 SH       SOLE                    23790
iShares Kld 400 Social Index   ETF              464288570      460     8893 SH       SOLE                     8893
iShares S&P 500                ETF              464287200     4730    33045 SH       SOLE                    32873               172
Jm Smucker Co New              COM              832696405     1562    18118 SH       SOLE                    18118
Keycorp - New                  COM              493267108      107    12652 SH       SOLE                    12652
Midcap SPDRs                   ETF              78467Y107      208     1119 SH       SOLE                     1119
iRussell Mid Cap Value Index   ETF              464287473    21381   425574 SH       SOLE                   424003              1571
Vanguard Ftse All World Ex-Us  ETF              922042775     2374    51894 SH       SOLE                    51894
Vanguard Total World Stock Ind ETF              922042742     1079    21831 SH       SOLE                    21831
iShares MSCI ACWI Index        ETF              464288257     3153    65582 SH       SOLE                    65123               459
iShares Tr MSCI Eafe Index Fd  ETF              464287465    11689   205583 SH       SOLE                   204971               612
                                                                10      180 SH       OTHER                                       180
Vanguard Emerging Markets Etf  ETF              922042858     8749   196480 SH       SOLE                   195813               667
SPDR Barclays 1-3 Month T-Bill ETF              78464A680      250     5462 SH       SOLE                     5462
SPDR Series Trust Nuvn Brcly M ETF              78464A458      846    34919 SH       SOLE                    34919
iShares S&P National Muni Bond ETF              464288414     8971    81080 SH       SOLE                    81080
SPDR Series Trust Brclys Intl  ETF                             612    10039 SH       SOLE                    10039
iShares Barclays Aggregate Bon ETF              464287226    20922   188349 SH       SOLE                   187190              1159
Costco Wholesale               COM              22160k105      256     2597 SH       SOLE                     2597
Paulson Capital Corp.          COM                              96   120000 SH       SOLE                   120000